Allowance for doubtful accounts (Details) - Allowance-for-doubtful accounts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts at beginning of the year	¥ 1,593	¥ 1,375	¥ 1,002
Provision for doubtful accounts, net of reversal	(388)	366	166
Write-offs	(37)	(267)	(90)
Translation adjustment and other	127	119	297
Allowance for doubtful accounts at the end of the year	¥ 1,295	¥ 1,593	¥ 1,375